Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2016
Changes in Number of Shares of Common Stock Issued

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2014	2015	2016
Common stock issued
Balance at beginning of year	3,447,997,492	3,447,997,492	3,417,997,492
Issuance during the year	—	—	—
Purchase and retirement	—	(30,000,000)	(80,000,000)

Balance at end of year	3,447,997,492	3,417,997,492	3,337,997,492

Additional Information Regarding Reissuance, Repurchase and Retirement of Treasury Stock

The reissuance, repurchase and retirement of treasury stock for the years ended March 31, 2015 and 2016 are as follows:

For the year ended March 31, 2015

Reissuance of treasury stock

Reason for reissuing treasury stock -

TMC resolved at the Meeting of the Board of Directors held on March 26, 2014 to establish Toyota Mobility Foundation, a General Incorporated Foundation (the “Foundation”). The reissuance of treasury stock was made by way of third-party allotment to a trust that was established by TMC to provide funding for the activities of the Foundation through dividends, etc. on TMC’s common stock.

Details of matters relating to reissuance -

Number of common shares reissued	30,000,000 shares
Price of reissuance	¥1 per share
Amount of proceeds	¥30 million

Repurchase of treasury stock

Reason for repurchasing treasury stock -

The repurchase was made to avoid the dilution of common share value triggered by the reissuance of treasury stock described above, and to promote capital efficiency and agile capital policy in view of the business environment.

Details of matters relating to repurchase -

Number of common shares repurchased	55,521,900 shares
Total purchase price for repurchase of shares	¥359,994 million

Retirement of treasury stock

Reason for retiring treasury stock -

The retirement was made to relieve concerns regarding the dilution of common share value due to reissuance of treasury stock in the future.

Details of matters relating to retirement -

Number of common shares retired	30,000,000 shares

For the year ended March 31, 2016

Repurchase of treasury stock

Reason for repurchasing treasury stock -

The repurchase was made to avoid the dilution of common share value as a result of the issuance of the First Series Model AA Class Shares.

Details of matters relating to repurchase -

Number of common shares repurchased	47,100,000 shares
Total purchase price for repurchase of shares	¥349,935 million

Reason for repurchasing treasury stock -

The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.

Details of matters relating to repurchase -

Number of common shares repurchased	62,942,900 shares
Total purchase price for repurchase of shares	¥432,692 million

Retirement of treasury stock

Reason for retiring treasury stock -

The retirement was made to relieve concerns regarding the dilution of common share value due to reissuance of treasury stock in the future.

Details of matters relating to retirement -

Number of common shares retired	80,000,000 shares